Financial Instruments - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [abstract]
Fair value of financial instruments transferred from Level 1 to Level 2	£ 0	£ 0
Fair value of financial instruments transferred from Level 2 to Level 1	0	0
Fair value of financial instruments transferred from Level 2 to Level 3, Derivative assets	35,000,000
Fair value of financial instruments transferred from Level 2 to Level 3, Derivative liabilities	31,000,000
Exposure to wrong-way risk	£ 0	£ 0